OPPENHEIMER ENTERPRISE FUND
                    Supplement dated December 26, 2000 to the
           Statement of Additional Information dated December 26, 2000



         Class N shares of Oppenheimer Enterprise Fund are not currently being offered for sale.












                           OPPENHEIMER ENTERPRISE FUND
                    Supplement dated December 26, 2000 to the
                       Prospectus dated December 26, 2000



         Class N shares of Oppenheimer Enterprise Fund are not currently being offered for sale.









December 26, 2000                                                  PS0885.019